As filed with the Securities and Exchange Commission on December 20, 2017

1933 Act Registration No. 002-51992

1940 Act Registration No. 811-02527

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|

Pre-Effective Amendment No.

Post-Effective Amendment No. 81	|X|

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 81	|X|

DEUTSCHE MONEY FUNDS (Exact name of Registrant as Specified in Charter) 345 Park Avenue, New York, NY 10154-0004 (Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: (617) 295-1000

John Millette, Secretary	With a copy to:
Deutsche Money Funds	John S. Marten
One International Place	Vedder Price P.C.
Boston, MA 02110	222 North LaSalle Street
(Name and Address of Agent for Service)	Chicago, Illinois 60601

It is proposed that this filing will become effective

|X |	Immediately upon filing pursuant to paragraph (b)
|__|	On _______________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _______________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

  Deutsche Money Market Prime Series

Deutsche Cash Investment Trust Class A

Deutsche Cash Investment Trust Class C

Deutsche Cash Investment Trust Class S

Deutsche Money Market Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 6th day of December 2017.

DEUTSCHE MONEY FUNDS

By: /s/Hepsen Uzcan

       Hepsen Uzcan*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	December 6, 2017

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	December 6, 2017

/s/John W. Ballantine
John W. Ballantine*	Trustee	December 6, 2017

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	December 6, 2017

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	December 6, 2017

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	December 6, 2017

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	December 6, 2017

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Vice Chairperson and Trustee	December 6, 2017

/s/Richard J. Herring
Richard J. Herring*	Trustee	December 6, 2017

/s/William McClayton
William McClayton*	Trustee	December 6, 2017

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	December 6, 2017

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	December 6, 2017

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	December 6, 2017

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the power of attorney as filed herein; and the power of attorney that is incorporated herein by reference to Post-Effective Amendment No. 73, as filed on November 26, 2014 to the Registration Statement.

Power of Attorney

I, the undersigned Officer of the following investment companies:

Cash Account Trust	Deutsche Municipal Income Trust
Deutsche Asset Allocation Trust	Deutsche Municipal Trust
Deutsche Equity 500 Index Portfolio	Deutsche Portfolio Trust
Deutsche Funds Trust	Deutsche Securities Trust
Deutsche Global/International Fund, Inc.	Deutsche State Tax-Free Income Series
Deutsche High Income Opportunities Fund, Inc.	Deutsche Strategic Income Trust
Deutsche Income Trust	Deutsche Strategic Municipal Income Trust
Deutsche Institutional Funds	Deutsche Tax Free Trust
Deutsche International Fund, Inc.	Deutsche Value Series, Inc.
Deutsche Investment Trust	Deutsche Variable Series I
Deutsche Investments VIT Funds	Deutsche Variable Series II
Deutsche Market Trust	Government Cash Management Portfolio
Deutsche Money Funds	Investors Cash Trust
Deutsche Money Market Trust
Deutsche Multi-Market Income Trust

hereby constitute and appoint Jim Wall, John Millette and Caroline Pearson, and each of them, severally, with full powers of substitution, my true and lawful attorney and agent to execute in my name, place and stead (in such capacity) any and all amendments to enable each Trust or Corporation (collectively, the “Funds”) to comply with the Securities Act of 1933, as amended (the “1933 Act”) and/or the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Funds’ Registration Statements on Form N-1A pursuant to the 1933 Act and/or the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as President of the Funds such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that each said attorney-in-fact and agent, or substitute or substitutes therefor, shall lawfully do or cause to be done by virtue hereof.

This power of attorney is effective for all documents filed on or after December 1, 2017.

SIGNATURE	TITLE	DATE
/s/ Hepsen Uzcan	President	December 1, 2017
Hepsen Uzcan

Deutsche FUNDS board

Certificate of the Secretary

I, John Millette, do hereby certify as follows:

1.	That I am the duly elected Secretary of the Funds listed on the attached Appendix A, (each a “Fund,” and each Fund’s underlying portfolios, if applicable, a “Series”);
2.	I further certify that the following is a complete and correct copy of resolutions adopted by the members of the Board of Trustees/Directors of the Funds by written consent effective December 1, 2017, and that such resolutions have not been amended and are in full force and effect:

WHEREAS, the President of the Fund, Hepsen Uzcan, desires to execute a Power of Attorney and thereby delegate legal authority to the below-designated individuals to sign Registration Statements, including any amendments, on her behalf:

NOW THEREFORE BE IT:

RESOLVED, that the delegation by Hepsen Uzcan of her authority as an officer of the Fund to sign the Fund’s Registration Statements, including any amendments thereto, on behalf of the Fund to the following individuals pursuant to a Power of Attorney in substantially the form presented to the Board is hereby approved, with such further changes as may recommended by counsel:

John Millette,

Caroline Pearson, and

Jim Wall; and

FURTHER RESOLVED, that any Registration Statement signed pursuant to such Power of Attorney shall comply with Rule 483 (b) of the Securities Act of 1933 as amended, including, but not limited to the inclusion of: (1) a copy of the authorizing Power of Attorney; and (2) a certified copy of the resolutions of the Board authorizing such delegation as Exhibits thereto.

IN WITNESS WHEREOF, I hereunto set my hand this fourth day of December, 2017.

/s/ John Millette

John Millette

Secretary

Appendix A

CASH ACCOUNT TRUST, and its series:

Deutsche Government & Agency Securities Portfolio

Deutsche Tax-Exempt Portfolio

DEUTSCHE ASSET ALLOCATION TRUST, and its series:

Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund

DEUTSCHE EQUITY 500 INDEX PORTFOLIO

DEUTSCHE FUNDS TRUST

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC., and its series:

Deutsche Emerging Markets Fixed Income Fund

Deutsche European Equity Fund

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche High Conviction Global Bond Fund

Deutsche International Growth Fund

DEUTSCHE HIGH INCOME OPPORTUNITIES FUND, INC.

DEUTSCHE INCOME TRUST, and its series:

Deutsche Fixed Income Opportunities Fund

Deutsche Global High Income Fund

Deutsche GNMA Fund

Deutsche High Income Fund

Deutsche Multisector Income Fund

Deutsche Short Duration Fund

Deutsche Short Duration High Income Fund

Deutsche Ultra-Short Investment Grade Fund

DEUTSCHE INSTITUTIONAL FUNDS, and its series:

Deutsche EAFE® Equity Index Fund

Deutsche Equity 500 Index Fund

Deutsche S&P 500 Index Fund

Deutsche U.S. Bond Index Fund

Deutsche U.S. Multi-Factor Fund

DEUTSCHE INTERNATIONAL FUND, INC., and its series:

Deutsche CROCI® International Fund

Deutsche Emerging Markets Equity Fund

Deutsche Global Macro Fund

Deutsche Latin America Equity Fund

Deutsche World Dividend Fund

DEUTSCHE INVESTMENT TRUST, and its series:

Deutsche Capital Growth Fund

Deutsche Core Equity Fund

Deutsche CROCI® U.S. Fund

Deutsche Large Cap Focus Growth Fund

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

DEUTSCHE INVESTMENTS VIT FUNDS, and its series:

Deutsche Equity 500 Index VIP

Deutsche Small Cap Index VIP

DEUTSCHE MARKET TRUST, and its series:

Deutsche Global Income Builder Fund

Deutsche Real Assets Fund

DEUTSCHE MONEY FUNDS, and its series:

Deutsche Money Market Prime Series

DEUTSCHE MONEY MARKET TRUST, and its series:

Deutsche Government Cash Management Fund

Deutsche Government Cash Reserves Fund Institutional

Deutsche Government Money Market Series

DEUTSCHE MULTI-MARKET INCOME

TRUST

DEUTSCHE MUNICIPAL INCOME TRUST

DEUTSCHE MUNICIPAL TRUST, and its series:

Deutsche Managed Municipal Bond Fund

Deutsche Short-Term Municipal Bond Fund

Deutsche Strategic High Yield Tax-Free Fund

DEUTSCHE PORTFOLIO TRUST, and its series: Deutsche Floating Rate Fund Deutsche Total Return Bond Fund

DEUTSCHE SECURITIES TRUST, and its series:

Deutsche Communications Fund

Deutsche CROCI® Sector Opportunities Fund

Deutsche Enhanced Commodity Strategy Fund

Deutsche Global Real Estate Securities Fund

Deutsche Gold & Precious Metals Fund

Deutsche Health and Wellness Fund

Deutsche MLP & Energy Infrastructure Fund

Deutsche Real Estate Securities Fund

Deutsche Science and Technology Fund

DEUTSCHE STATE TAX-FREE INCOME SERIES, and its series:

Deutsche California Tax-Free Income Fund

Deutsche Massachusetts Tax-Free Fund

Deutsche New York Tax-Free Income Fund

DEUTSCHE STRATEGIC INCOME TRUST

DEUTSCHE STRATEGIC MUNICIPAL INCOME TRUST

DEUTSCHE TAX FREE TRUST, and its series:

Deutsche Intermediate Tax/AMT Free Fund

DEUTSCHE VALUE SERIES, INC. and its series:

Deutsche CROCI® Equity Dividend Fund

Deutsche Mid Cap Value Fund

Deutsche Small Cap Value Fund

DEUTSCHE VARIABLE SERIES I, and its series:

Deutsche Bond VIP

Deutsche Capital Growth VIP

Deutsche Core Equity VIP

Deutsche CROCI® International VIP

Deutsche Global Small Cap VIP

DEUTSCHE VARIABLE SERIES II, and its series:

Deutsche Alternative Asset Allocation VIP

Deutsche CROCI® U.S. VIP

Deutsche Global Equity VIP

Deutsche Global Income Builder VIP

Deutsche Government & Agency Securities VIP

Deutsche Government Money Market VIP

Deutsche High Income VIP

Deutsche International Growth VIP

Deutsche Multisector Income VIP

Deutsche Small Mid Cap Growth VIP

Deutsche Small Mid Cap Value VIP

GOVERNMENT CASH MANAGEMENT PORTFOLIO

INVESTORS CASH TRUST, and its series:

Deutsche Central Cash Management Government Fund

Deutsche Treasury Portfolio

Deutsche Variable NAV Money Fund

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase